UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Traxis Partners LP

Address:   600 Fifth Avenue, 26th Fl
           New York, NY 10020


Form 13F File Number: 28-10868


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Adam Jaffe
Title:  Chief Operating Officer
Phone:  212 332 5177

Signature,  Place,  and  Date  of  Signing:

/s/ Adam Jaffe                     New York, New York                 11/8/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              98

Form 13F Information Table Value Total:  $      371,085
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ----------------- ---------- -------- ---------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
---------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ------
COVIDIEN PLC                 COM              G2554F113    4,626   104900 SH       SOLE                 104900      0      0
SYNERON MEDICAL LTD          COM              M87245102    1,143   115300 SH       SOLE                 115300      0      0
WEATHERFORD INTL LTD         COM              H27013103      579    47445 SH       SOLE                      0      0  47445
ABBOTT LABORATORIES          COM              002824100    3,974    77711 SH       SOLE                      0      0  77711
AETNA INC                    COM              00817Y108    2,362    65000 SH       SOLE                  65000      0      0
AMARIN CORPORATION PLC -ADR  SPONS ADR        023111206    1,351   146800 SH       SOLE                 146800      0      0
AMAZON.COM INC               COM              023135106    4,747    21952 SH       SOLE                  19762      0   2190
ANTHERA PHARMACEUTICALS INC  COM              03674U102      719   150662 SH       SOLE                 150662      0      0
APPLE INC                    COM              037833100    7,295    19130 SH       SOLE                   9472      0   9658
ARIAD PHARMACEUTICALS INC    COM              04033A100    1,353   153900 SH       SOLE                 153900      0      0
BAKER HUGHES INC             COM              057224107      427     9258 SH       SOLE                      0      0   9258
IPATH MSCI INDIA INDEX ETN   ETN              06739F291    1,456    27050 SH       SOLE                      0      0  27050
BAXTER INTERNATIONAL INC     COM              071813109    2,807    50000 SH       SOLE                  50000      0      0
BIOMARIN PHARMACEUTICAL INC  COM              09061G101    1,912    60000 SH       SOLE                  60000      0      0
BIOGEN IDEC INC              COM              09062X103    2,822    30300 SH       SOLE                  30300      0      0
BRISTOL-MYERS SQUIBB CO      COM              110122108    3,173   101100 SH       SOLE                 101100      0      0
BROADCOM CORP-CL A           CL A             111320107    4,856   145863 SH       SOLE                  80977      0  64886
CVS CAREMARK CORP            COM              126650100    4,316   128500 SH       SOLE                 128500      0      0
CARDINAL HEALTH INC          COM              14149Y108    4,188   100000 SH       SOLE                 100000      0      0
CAREFUSION CORP              COM              14170T101    2,874   120000 SH       SOLE                 120000      0      0
CATERPILLAR INC              COM              149123101    5,650    76515 SH       SOLE                      0      0  76515
CHEVRON CORP                 COM              166764100      590     6375 SH       SOLE                      0      0   6375
CHINA MEDICAL TECH-SPON ADR  SPONS ADR        169483104    1,095   219000 SH       SOLE                 219000      0      0
CISCO SYSTEMS INC            COM              17275R102    2,280   147115 SH       SOLE                      0      0 147115
CITIGROUP INC                COM              172967424      541    21140 SH       SOLE                      0      0  21140
COCA-COLA CO/THE             COM              191216100      394     5830 SH       SOLE                      0      0   5830
COVANCE INC                  COM              222816100    1,364    30000 SH       SOLE                  30000      0      0
DAVITA INC                   COM              23918K108    3,134    50000 SH       SOLE                  50000      0      0
DEERE & CO                   COM              244199105    1,895    29353 SH       SOLE                      0      0  29353
DENDREON CORP                COM              24823Q107    1,877   208500 SH       SOLE                 208500      0      0
DU PONT (E.I.) DE NEMOURS    COM              263534109   15,207   380457 SH       SOLE                      0      0 380457
EMC CORP/MASS                COM              268648102    5,400   257248 SH       SOLE                 124288      0 132960
EXXON MOBIL CORP             COM              30231G102    3,828    52700 SH       SOLE                      0      0  52700
FREEPORT-MCMORAN COPPER      COM              35671D857      318    10440 SH       SOLE                      0      0  10440
GAFISA SA-ADR                SPONS ADR        362607301      998   173000 SH       SOLE                 173000      0      0
GENERAL ELECTRIC CO          COM              369604103      515    33810 SH       SOLE                      0      0  33810
GILEAD SCIENCES INC          COM              375558103    2,723    70180 SH       SOLE                  70000      0    180
GOOGLE INC-CL A              CL A             38259P508    5,127     9967 SH       SOLE                   5675      0   4292
HCA HOLDINGS INC             COM              40412C101    4,032   200000 SH       SOLE                 200000      0      0
HEARTWARE INTERNATIONAL INC  COM              422368100    1,610    25000 SH       SOLE                  25000      0      0
HILL-ROM HOLDINGS INC        COM              431475102    3,002   100000 SH       SOLE                 100000      0      0
HUMANA INC                   COM              444859102    4,633    63700 SH       SOLE                  63700      0      0
HUMAN GENOME SCIENCES INC    COM              444903108    1,674   131900 SH       SOLE                 131900      0      0
ICON PLC - SPONSORED ADR     SPONS ADR        45103T107    1,126    70000 SH       SOLE                  70000      0      0
INCYTE CORP                  COM              45337C102    1,037    74250 SH       SOLE                  74250      0      0
INSULET CORP                 COM              45784P101    1,111    72800 SH       SOLE                  72800      0      0
INTL BUSINESS MACHINES CORP  COM              459200101    1,318     7536 SH       SOLE                      0      0   7536
ISHARES MSCI TAIWAN INDEX FD MSCI TAIWAN      464286731    4,955   419550 SH       SOLE                 419550      0      0
ISHARES MSCI SOUTH KOREA IND MSCI S KOREA     464286772    4,117    88400 SH       SOLE                  88400      0      0
ISHARES MSCI JAPAN INDEX FD  MSCI JAPAN       464286848   12,416  1312500 SH       SOLE                1312500      0      0
ISHARES S&P 100 INDEX FUND   S&P 100 IDX FD   464287101    7,252   141000 SH       SOLE                      0      0 141000
ISHARES FTSE CHINA 25 INDEX  FTSE CHINA25 IDX 464287184    4,534   147055 SH       SOLE                      0      0 147055
ISHARES MSCI EMERGING MKT IN MSCI EMERG MKT   464287234   40,425  1152695 SH       SOLE                1067000      0  85695
ISHARES RUSSELL 2000         RUSSELL 2000     464287655   13,122   204230 SH       SOLE                 191300      0  12930
ISHARES MSCI ASIA EX-JAPAN   MSCI ACJPN IDX   464288182   13,342   286060 SH       SOLE                 211800      0  74260
JPMORGAN CHASE & CO          COM              46625H100      615    20409 SH       SOLE                      0      0  20409
JOHNSON & JOHNSON            COM              478160104   11,247   176586 SH       SOLE                      0      0 176586
JUNIPER NETWORKS INC         COM              48203R104    1,384    80203 SH       SOLE                  79213      0    990
ESTEE LAUDER COMPANIES-CL A  CL A             518439104    1,725    19634 SH       SOLE                      0      0  19634
MCDONALD'S CORP              COM              580135101    3,061    34855 SH       SOLE                      0      0  34855


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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ----------------- ---------- -------- ---------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
---------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ------
MCKESSON CORP                COM              58155Q103    2,181    30000 SH       SOLE                  30000      0      0
MEDCO HEALTH SOLUTIONS INC   COM              58405U102    1,894    40400 SH       SOLE                  40400      0      0
MERCK & CO. INC.             COM              58933Y105    3,839   117402 SH       SOLE                      0      0 117402
MICROSOFT CORP               COM              594918104    1,854    74473 SH       SOLE                      0      0  74473
MICROMET INC                 COM              59509C105      505   105121 SH       SOLE                 105121      0      0
MORGAN STANLEY               COM              617446448    3,096   229143 SH       SOLE                      0      0 229143
MYLAN INC                    COM              628530107    1,190    70000 SH       SOLE                  70000      0      0
NPS PHARMACEUTICALS INC      COM              62936P103      130    20000 SH       SOLE                  20000      0      0
NETAPP INC                   COM              64110D104    2,290    67482 SH       SOLE                  67482      0      0
NEWMONT MINING CORP          COM              651639106      220     3500 SH       SOLE                      0      0   3500
OIL SERVICES HOLDRS TRUST    COM              678002106   15,858   153800 SH       SOLE                 153800      0      0
PAREXEL INTERNATIONAL CORP   COM              699462107    3,913   206700 SH       SOLE                 206700      0      0
PARKER HANNIFIN CORP         COM              701094104    1,072    16987 SH       SOLE                      0      0  16987
PEPSICO INC                  COM              713448108    1,150    18580 SH       SOLE                      0      0  18580
PFIZER INC                   COM              717081103    1,073    60685 SH       SOLE                      0      0  60685
PHILIP MORRIS INTERNATIONAL  COM              718172109    3,674    58890 SH       SOLE                      0      0  58890
PLUM CREEK TIMBER CO         COM              729251108    1,287    37090 SH       SOLE                      0      0  37090
POTASH CORP OF SASKATCHEWAN  COM              73755L107    6,306   145900 SH       SOLE                      0      0 145900
POWERSHARES QQQ NASDAQ 100   UNIT SER 1       73935A104    2,262    43100 SH       SOLE                      0      0  43100
POWERSHARES WILDERH CLEAN EN WNDRHLL CLN EN   73935X500      198    36378 SH       SOLE                      0      0  36378
PROCTER & GAMBLE CO/THE      COM              742718109    6,518   103164 SH       SOLE                      0      0 103164
QUALCOMM INC                 COM              747525103    6,278   129090 SH       SOLE                  60000      0  69090
ST JUDE MEDICAL INC          COM              790849103    2,352    65000 SH       SOLE                  65000      0      0
SCHLUMBERGER LTD             COM              806857108    5,308    88867 SH       SOLE                      0      0  88867
THERMO FISHER SCIENTIFIC INC COM              883556102    5,064   100000 SH       SOLE                 100000      0      0
THOMAS & BETTS CORP          COM              884315102      511    12805 SH       SOLE                      0      0  12805
3M CO                        COM              88579Y101    2,404    33485 SH       SOLE                      0      0  33485
UNION PACIFIC CORP           COM              907818108      911    11150 SH       SOLE                      0      0  11150
UNITED TECHNOLOGIES CORP     COM              913017109    1,783    25335 SH       SOLE                      0      0  25335
UNITEDHEALTH GROUP INC       COM              91324P102    2,306    50000 SH       SOLE                  50000      0      0
UNIVERSAL HEALTH SERVICES-B  CL B             913903100    4,644   136600 SH       SOLE                 136600      0      0
VMWARE INC-CLASS A           CL A             928563402   10,939   136090 SH       SOLE                  41598      0  94492
WAL-MART STORES INC          COM              931142103      980    18878 SH       SOLE                      0      0  18878
WATSON PHARMACEUTICALS INC   COM              942683103    3,413    50000 SH       SOLE                  50000      0      0
WELLCARE HEALTH PLANS INC    COM              94946T106    4,926   129700 SH       SOLE                 129700      0      0
WELLPOINT INC                COM              94973V107    5,946    91090 SH       SOLE                  83800      0   7290
WILLIAMS COS INC             COM              969457100    1,947    80000 SH       SOLE                      0      0  80000
ZIMMER HOLDINGS INC          COM              98956P102    3,209    60000 SH       SOLE                  60000      0      0


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